Expenses by nature (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Salary	R$ (115,389)	R$ (75,388)	R$ (36,102)
Benefits	(18,105)	(8,406)	(2,993)
Compulsory contributions to social security	(32,707)	(24,200)	(12,586)
Compensation	(4,657)	(2,189)	(387)
Provisions (vacation/13th salary)	(23,481)	(11,798)	(5,757)
IPO Bonus and share-based payment	(3,955)	(46,449)	0
Provision for bonus and profit sharing	(21,145)	(11,340)	(650)
Compensation to former shareholders	(2,095)	(20,254)	(16,715)
Other	(7,198)	(6,456)	(2,913)
Total	R$ (228,732)	R$ (206,480)	R$ (78,103)